Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of other operating income [line items]
Interest income	$ (37)		$ (274)		$ (155)		$ (500)
Impairment loss—investment in associate	0		1,649		362		1,649
Foreign exchange loss (gain)	261		146		(1,221)		819
Loss on fair value adjustment of share purchase warrants held	(333)		7		(262)		7
Other	10		(349)		(251)		(237)
Total other (income) expense	(3,366)		3,090		(3,963)		2,824
Kutcho [member]
Disclosure of other operating income [line items]
Share of losses of associate	0	$ 41	0	$ 62	41	$ 102	62
Loss on fair value adjustment of Kutcho Convertible Note	$ (3,267)		1,934		$ (2,477)		1,063
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received			$ (23)				$ (39)